400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7987 Fax +1 415 618 5462 Edward.Baer@blackrock.com

December 31, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 16, 2013 to the prospectus for each of the iSharesBond 2016 Corporate Term ETF, iSharesBond 2016 Corporate ex-Financials Term ETF, iSharesBond 2018 Corporate Term ETF, iSharesBond 2018 Corporate ex-Financials Term ETF, iSharesBond 2020 Corporate Term ETF, iSharesBond 2020 Corporate ex-Financials Term ETF, iSharesBond 2023 Corporate Term ETF and iSharesBond 2023 Corporate ex-Financials Term ETF. The purpose of this filing is to submit the 497 dated December 16, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.